1801 California St., Suite 5200
Denver, Colorado 80202

January 17, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, each dated January 12, 2018, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 145) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 11, 2018 via EDGAR (Accession Number 0001193125-18-009097).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.